Revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue

Note 27.      Revenue

Nature of goods and services

The following is a description of the principal activities – separated by reportable segment – from which the Group generates its revenue. For more detailed information about reportable segments, see Note 33 - Segment information and geographic data.

-	IoT Segment

The IoT segment of the Group principally generates revenue from the sale of semiconductors secure chips. Although they may be sold in connection with other services of the Group, they always represent distinct performance obligations.

The Group recognizes revenue when a customer takes possession of the chips, which usually occurs when the goods are delivered. Customers typically pay once goods are delivered.

-	mPKI Segment

The mPKI Segment of the Group generates revenues from Digital Certificates, Software as a Service, Software license and Post-Contract Customer Support (PCS) for cybersecurity applications. Products and services are sold principally separately but may also be sold in bundled packages.

For bundled packages, the Group accounts for individual products and services separately if they are distinct – i.e. if a product or service is separately identified from other items in the bundled package and if a customer can benefit from it. The consideration is allocated between separate products and services in a bundle based on their stand-alone selling prices. The stand-alone selling prices are determined based on the list prices when available or estimated based on the Adjusted Market Assessment approach (e.g. licenses), or the Expected Cost-Plus Margin approach (e.g., PCS).

Product and services	Nature, timing of satisfaction of performance obligations and significant payment terms
Certificates	The Group recognizes revenue on a straight-line basis over the validity period of the certificate, which is usually one to three years. This period starts after the certificate has been issued by the Certificate Authority and may be used by the customer for authentication and signature, by checking the certificate validity against the Root of Trust which is maintained by the Group on its IT infrastructure. Customers pay for certificates when certificates are issued and invoiced. The excess of payments over recognized revenue is shown as deferred revenue.
SaaS	The Group’s SaaS arrangement cover the provision of cloud-based certificate life-cycle-management solutions and signing and authentication solutions. The Group recognizes revenue on a straight-line basis over the service period which is usually yearly renewable. Customers usually pay ahead of quarterly or yearly service periods; the paid amounts which have not yet been recognized are shown as deferred revenue.
Software	The Group provides software for certificates life-cycle management and signing and authentication solutions. The Group recognizes license revenue when the software has been delivered and PCS revenue over the service period which is usually one-year renewable. Customers pay upon delivery of the software or over the PCS.
Implementation, integration and other services

The Group provides services to implement and integrate multi-element cybersecurity solutions. Most of the time the solution elements are off-the-shelve non-customized components which represent distinct performance obligations. Implementation and integration services are payable when rendered, while other revenue elements are payable and recognized as per their specific description in this section.

WISeKey also provides hosting and monitoring of infrastructure services which are distinct performance obligations and are paid and recognized over the service period.

Disaggregation of revenue

The following table shows the Group’s revenues disaggregated by reportable segment and by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Over time			Total
USD'000		2023	2022	2021	2023	2022	2021	2023	2022	2021
IoT Segment
Secure chips	Upon delivery	30,044	23,198	16,867	14	-	-	30,058	23,198	16,867
Total IoT segment revenue		30,044	23,198	16,867	14	-	-	30,058	23,198	16,867
mPKI Segment
Certificates	Upon issuance	-	-	-	180	111	153	180	111	153
Licenses and integration	Upon delivery	-	107	607	387	149	-	387	256	607
SaaS, PCS and hosting	Quarterly or yearly	-	-	-	293	249	19	293	249	19
Total mPKI segment revenue		-	107	607	860	509	172	860	616	779
Total revenue from continuing operations		30,044	23,305	17,474	874	509	172	30,918	23,814	17,646

For the years ended December 31, 2023, 2022, and 2021 the Group recorded no revenues related to performance obligations satisfied in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2023	2022	2021
IoT Segment
Switzerland	1,436	751	406
Rest of EMEA	8,549	6,026	3,721
North America	16,531	13,609	10,631
Asia Pacific	3,466	2,745	2,062
Latin America	76	67	47
Total IoT segment revenue	30,058	23,198	16,867
mPKI Segment
Switzerland	316	253	596
Rest of EMEA	394	234	98
North America	115	68	58
Asia Pacific	-	-	-
Latin America	35	61	27
Total mPKI segment revenue	860	616	779
Total net sales from continuing operations	30,918	23,814	17,646
*EMEA means Europe, Middle East and Africa

Contract assets, deferred revenue and contract liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2023	2022
Trade accounts receivables
Trade accounts receivable - IoT segment	5,103	2,269
Trade accounts receivable - mPKI segment	277	194
Total trade accounts receivables	5,380	2,463
Contract assets	-	-
Total contract assets	-	-
Contract liabilities - current	353	105
Contract liabilities - noncurrent	3	8
Total contract liabilities	356	113
Deferred revenue
Deferred revenue - mPKI segment	241	197
Deferred revenue - IoT segment	-	-
Total deferred revenue	241	197
Revenue from continuing operations recognized in the period from amounts included in the deferred revenue at the beginning of the year	179	209

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liability were primarily due to normal timing differences between our performance and customer payments.

Remaining performance obligations

As of December 31, 2023, approximately USD 597,000 is expected to be recognized from remaining performance obligations for mPKI and IoT contracts. We expect to recognize revenue for these remaining performance obligations during the next two years approximately as follows:

Estimated revenue from remaining performance obligations as at December 31, 2023	USD'000
2023	570
2024	27
Total remaining performance obligation from continuing operations	597